Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Cash Flows From Operating Activities:
Net loss	$ (14,394,757)	$ (9,562,949)	$ (21,148,747)	$ (12,697,241)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation expense	3,897,050	3,874,000	7,498,817	1,965,500
Deferred income tax expense	528,480	288,000	576,000	576,000
Changes in operating assets and liabilities:
Inventory	(7,070,487)		(2,133,871)
Prepaid expenses		(1,171,920)	(1,100,000)	(5,044,713)
Accounts payable	3,964,688	(785,132)	2,422,577	1,196,734
Accrued expenses	8,722,168	(259,071)	(259,071)	(801,754)
Due to related party	4,352,858	7,617,072	14,270,648	14,805,474
Net Cash Provided By Operating Activities			126,353
Cash Flows From Investing Activities:
License payment			(5,000,000)
Net Cash Used In Investing Activities			(5,000,000)
Cash Flows From Financing Activities:
Cash contributed by parent			3,827,944
Merger, net			(2,754,296)
Proceeds from issuance of note payable to related party			3,800,111
Net Cash Provided By Financing Activities			4,873,759
Net Change in Cash and Cash Equivalents			112
Cash and Cash Equivalents – Beginning of Period	112
Cash and Cash Equivalents – End of Period	$ 112		112
Supplemental Disclosures of Cash Flow Information and Non-cash Activities:
IPR&D Milestones included in License Payable			28,400,000
Capital Contribution of due to related party by parent			33,180,961
Prepaid Manufacturing transferred to Inventory			$ 6,134,895